RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	$ 473,634	$ 473,634
Series One [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Two [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Three [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	473,634	473,634
Series Four [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	0	0
Series Five [Member]
Advances From Affiliate [Line Items]
Advances From The Affiliate Of General Partner	$ 0	$ 0